UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                 ------------------
Check here if Amendment [  ]; Amendment Number:  _________
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hartz Capital, Inc.
          -------------------
Address:  400 Plaza Drive
          ---------------
          Secaucus, New Jersey 07094
          --------------------------

Form 13F File Number:  28-12518

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. Bangs
         ---------------
Title:   Chief Operating Officer
         -----------------------
Phone:   201-272-6012
         ------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Bangs         Secaucus, New Jersey      11/12/09
-------------------         --------------------      --------
    Signature                   City, State             Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-________________             NONE
                                     ----

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               N/A
                                                 ---------

Form 13F Information Table Entry Total:          7
                                                 ---------

Form 13F Information Table Value Total:          93,695.53
                                                 ---------
                                                 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE


   COLUMN 1                         COLUMN 2      COLUMN 3    COLUMN 4    COLUMN 5    COLUMN 6   COLUMN 7        COLUMN 8
                                    TITLE OF                   VALUE      SHRS/PRN   INVESTMENT   OTHER       Voting Authority
Name Of Issuer                       CLASS        CUSIP NO    (x$1000)    PUT/CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------                      --------      --------     ------     --------   ----------  --------   ----    ------   ----
BPW ACQUISTION CORP                  COM          055637102   37,415.64   3,829,646     SOLE       N/A    3,829,646
CAPITOL ACQ CORP                 W EXP 11/08/201  14055E112      663.11   1,069,527     SOLE       N/A    1,069,527
CAPITOL ACQUISITION CO               COM          14055E104   15,925.89   1,611,997     SOLE       N/A    1,611,997
KERYX BIOPHARMACEUTICALS INC         COM          492515101    5,382.00   2,300,000     SHARED     N/A    2,300,000
MILLENNIUM INDIA ACQ            W EXP 07/19/201   60039Q119       19.89     361,680     SOLE       N/A      381,680
OVERTURE ACQ CORP                    8HS          G6830P100   15,123.90   1,527,667     SOLE       N/A    1,527,667
SP ACQUISTION HOLDING                COM          78470A104   19,165.10   1,979,866     SOLE       N/A    1,979,866
                                                              ---------
                                                              93,695.53
                                                              =========

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED,
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED
SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.